Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

(3) Earnings Per Share

Basic earnings or loss per share (“EPS”) is calculated by dividing net income or loss attributable to common shareholders by the weighted average common shares outstanding for the period. Diluted EPS is computed after adjusting the basic EPS computation for the effect of dilutive common equivalent shares outstanding during the period, which include stock options, non-vested shares, preferred shares and Exchangeable Senior Notes. The Company applies the two-class method for determining EPS as its outstanding unvested shares with non-forfeitable dividend rights are considered participating securities. The Company’s excess of distributions over earnings related to participating securities are shown as a reduction in total earnings attributable to common shareholders in the Company’s computation of EPS.

The following table sets forth the computation of the Company’s basic and diluted earnings per share (amounts in thousands, except per share amounts):

	2011	2010	2009
Numerator for basic and diluted earnings per share:
(Loss) income from continuing operations	$(1,499)	$(9,037)	$5,324
Loss from discontinued operations	(7,253)	(2,638)	(1,268)

Net (loss) income	(8,752)	(11,675)	4,056
Less: Net loss (income) from continuing operations attributable to noncontrolling interests	385	181	(151)
Less: Net loss from discontinued operations attributable to noncontrolling interests	303	51	27

Net (loss) income attributable to First Potomac Realty Trust	(8,064)	(11,443)	3,932

Less: Dividends on preferred shares	(8,467)	—	—

Net (loss) income attributable to common shareholders	(16,531)	(11,443)	3,932

Less: Allocation to participating securities	(591)	(596)	(516)

Net (loss) income attributable to common shareholders	$(17,122)	$(12,039)	$3,416

Denominator for basic and diluted earnings per share:
Weighted average shares outstanding – basic	49,323	36,984	27,956
Effect of dilutive shares:
Employee stock options and non-vested shares	—	—	89

Weighted average shares outstanding – diluted	49,323	36,984	28,045

Basic and diluted earnings per share:
(Loss) income from continuing operations	$(0.21)	$(0.26)	$0.16
Loss from discontinued operations	(0.14)	(0.07)	(0.04)

Net (loss) income	$(0.35)	$(0.33)	$0.12

In accordance with accounting requirements regarding earnings per share, the Company did not include the following potential common shares in its calculation of diluted earnings per share as they are anti-dilutive (amounts in thousands):

	2011	2010	2009
Stock option awards	904	836	767
Non-vested share awards	401	323	228
Conversion of Exchangeable Senior Notes (1)	814	1,098	1,735
Series A Preferred Shares (2)	7,674	—	—

	9,793	2,257	2,730

(1)

On December 15, 2011, the Company repaid the outstanding balance of $30.4 million on its Exchangeable Senior Notes. During 2011, 2010 and 2009, each $1,000 principal amount of the Exchangeable Senior Notes was convertible into 28.039 common shares.

(2)	The Company’s Series A Preferred Shares are only convertible into the Company’s common shares upon certain changes in control of the Company.